Stock Option Plan and Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018	Sep. 30, 2022	Feb. 17, 2021
Share-Based Payment Arrangement [Abstract]
Total awards authorized	5,000,000			5,000,000
Option vested			20,000
Option exercisable			2,200,000
Stock-based compensation expense	$ 0	$ 0
Warrant shares					1,000,000
Warrants issued					500,000
Remaining shares					500,000